Fees paid to Auditors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fees paid to Auditors [Line Items]
Audit fees	$ 797	$ 726	$ 487
Audit related fees	0	137	0
Tax services fees	209	212	134
Non-audit services fees	0	39	0
Fees paid to auditors	$ 1,006	$ 1,114	$ 621